Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2015
Prospectus Date	rr_ProspectusDate	May 29, 2015